Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Schedule of Major Related Parties and their Relationships

The table below sets forth the major related parties and their relationships with the Company as of June 30, 2026 and 2025:

Name of related parties	Relationship with the Company
Poon Wai Kwong (“Mr. Poon”)	Shareholder of BUUU
Excellent Prospect Investment Holding Limited	Shareholder of BUUU